CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands	Share Capital	Share issuance costs	Stock options granted	Treasury shares	Tax incentives	Legal Reserve	Capital increase reserve	Special statutory reserve	Investment reserve [Member]	Dividends proposed	Other reserves	Retained earnings (losses)	Total	Non-controlling interest	Total
Beginning balances at Dec. 31, 2020	R$ 9,269,281	R$ (33,735)	R$ 10,612	R$ (218,265)							R$ 2,129,944	R$ (3,926,015)	R$ 7,231,822	R$ 105,556	R$ 7,337,378
Total comprehensive income
Net income (loss) for the year												8,626,386	8,626,386	9,146	8,635,532
Other comprehensive income for the year											125,478		125,478		125,478
Transactions with shareholders:
Stock options granted			4,843										4,843		4,843
Unclaimed dividends forfeited								49					49		49
Proposed minimum mandatory dividends												(913,111)	(913,111)		(913,111)
Additional proposed dividend										86,889		(86,889)
Fair value attributable to non-controlling interests														(15,039)	(15,039)
Internal changes in equity:
Constitution of reserves					812,909	235,019	2,513,663	279,295				(3,840,886)
Realization of deemed cost, net of taxes											(140,515)	140,515
Ending balances at Dec. 31, 2021	9,269,281	(33,735)	15,455	(218,265)	812,909	235,019	2,513,663	279,344		86,889	2,114,907		15,075,467	99,663	15,175,130
Total comprehensive income
Net income (loss) for the year												23,381,617	23,381,617	13,270	23,394,887
Other comprehensive income for the year											(262,382)		(262,382)		(262,382)
Transactions with shareholders:
Stock options granted			5,335										5,335		5,335
Shares granted			(2,365)	2,365
Shares repurchased				(1,904,424)									(1,904,424)		(1,904,424)
Unclaimed dividends forfeited												2,308	2,308		2,308
Proposed additional dividend payment							(719,903)	(80,000)					(799,903)		(799,903)
Payment of supplementary dividends							(97)			(86,889)			(86,986)		(86,986)
Proposed minimum mandatory dividends												(2,256,367)	(2,256,367)		(2,256,367)
Additional proposed dividend												(93,633)	(93,633)		(93,633)
Fair value attributable to non-controlling interests														(7,600)	(7,600)
Internal changes in equity:
Constitution of reserves					66,871	1,169,080	17,937,885	1,993,098				(21,166,934)
Reversal of the tax incentive reserve					(502)		502
Realization of deemed cost, net of taxes											(133,009)	133,009
Ending balances at Dec. 31, 2022	9,269,281	(33,735)	18,425	(2,120,324)	879,278	1,404,099	19,732,050	2,192,442			1,719,516		33,061,032	105,333	33,166,365
Total comprehensive income
Net income (loss) for the year												14,084,848	14,084,848	21,533	14,106,381
Other comprehensive income for the year											(80,515)		(80,515)		(80,515)
Transactions with shareholders:
Shares granted			8,319										8,319		8,319
Shares repurchased				(880,914)									(880,914)		(880,914)
Treasury shares cancelled				1,517,224				(1,517,224)
Interest on own capital												(1,500,000)	(1,500,000)		(1,500,000)
Additional proposed dividend
Fair value attributable to non-controlling interests														(9,336)	(9,336)
Internal changes in equity:
Constitution of reserves					118,959	443,010	10,911,226	1,212,358				(12,685,553)
Constitution of investment reserve							(14,972,324)		14,972,324
Realization of deemed cost, net of taxes											(100,705)	100,705
Ending balances at Dec. 31, 2023	R$ 9,269,281	R$ (33,735)	R$ 26,744	R$ (1,484,014)	R$ 998,237	R$ 1,847,109	R$ 15,670,952	R$ 1,887,576	R$ 14,972,324		R$ 1,538,296		R$ 44,692,770	R$ 117,530	R$ 44,810,300